[Allspring Funds Letterhead]

September 30, 2025

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Allspring Exchange-Traded Funds Trust
Registration Nos. 333-240113; 811-23597

Ladies and Gentlemen:

In connection with the registration of Allspring Exchange-Traded Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(a) of the 1933 Act and Regulation S-T, the Trust’s Post-Effective Amendment No. 3 to its Registration Statement under the 1933 Act and Amendment No. 4 to its Registration Statement under the 1940 Act on Form N-1A. This Post-Effective Amendment is being filed pursuant to Rule 485(a) rather than 485(b) as the funds listed in Appendix A have made changes to their investment objectives. Other than the change in investment objective, any other disclosure changes made therein are immaterial.

If you have any questions or require additional information to assist you in your review of this filing, please contact me at 857-990-1101.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Managing Counsel

APPENDIX A

Allspring Exchange-Traded Funds Trust

Allspring LT Large Core ETF
Allspring LT Large Growth ETF